Schedule of analyzed operating lease liability (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Lease Liability
Operating Lease Liability-noncurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term loans	Long-term loans
Operating Lease Liability-current		$ 224,822
Total		$ 224,822